Goodwill and Intangible Assets, Net - Summary of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows (Detail)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
United States [member]
Disclosure of information for cash-generating units [line items]
Discount rates	9.40%	10.10%	9.10%
Growth rates	2.10%	2.00%	2.00%
United Kingdom [member]
Disclosure of information for cash-generating units [line items]
Discount rates	9.70%	10.40%	9.10%
Growth rates	1.30%	1.50%	1.50%
France [member]
Disclosure of information for cash-generating units [line items]
Discount rates	9.80%	10.40%	9.20%
Growth rates	1.30%	1.50%	1.40%
Spain [member]
Disclosure of information for cash-generating units [line items]
Discount rates	9.80%	10.70%	9.40%
Growth rates	1.60%	1.60%	1.70%
Mexico [member]
Disclosure of information for cash-generating units [line items]
Discount rates	10.90%	11.60%	10.30%
Growth rates	0.50%	1.00%	1.10%
Colombia [member]
Disclosure of information for cash-generating units [line items]
Discount rates	12.10%	12.70%	10.90%
Growth rates	3.00%	3.30%	3.30%
Bottom of range [member] | Other countries [member]
Disclosure of information for cash-generating units [line items]
Discount rates	9.60%	10.30%	9.30%
Growth rates	0.70%	1.10%	1.50%
Top of range [member] | Other countries [member]
Disclosure of information for cash-generating units [line items]
Discount rates	12.80%	14.70%	13.90%
Growth rates	4.00%	4.00%	4.50%